Supplement to the

Fidelity® Advisor Diversified International Fund, Fidelity Advisor Emerging Asia Fund,
Fidelity Advisor Emerging Markets Fund, Fidelity Advisor Europe Capital Appreciation Fund,
Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor Global Equity Fund,
Fidelity Advisor Government Investment Fund, Fidelity Advisor High Income Fund,
Fidelity Advisor High Income Advantage Fund, Fidelity Advisor Intermediate Bond Fund,
Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Japan Fund,
Fidelity Advisor Korea Fund, Fidelity Advisor Latin America Fund,
Fidelity Advisor Mortgage Securities Fund, Fidelity Advisor Municipal Income Fund,
Fidelity Advisor Overseas Fund, Fidelity Advisor Short Fixed-Income Fund,
Fidelity Advisor Tax Managed Stock Fund, Fidelity Advisor Value Fund, and
Fidelity Advisor Value Leaders Fund

Funds of Fidelity Advisor Series II, Fidelity Advisor Series VIII,
and Fidelity Beacon Street Trust

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2005

Effective April 30, 2006, Fidelity Advisor Global Equity Fund will be renamed Fidelity Advisor Global Capital Appreciation Fund. All references to Fidelity Advisor Global Equity Fund throughout this SAI should be replaced with Fidelity Advisor Global Capital Appreciation Fund.

The following information replaces similar information found in the "Management Contracts" section beginning on page 74.

Effective January 1, 2006, Richard Mace has taken a leave of absence from FMR, and the interim lead manager for Advisor International Capital Appreciation is Michael Jenkins. William Bower, Penny Dobkin and William Kennedy are interim co-managers of the fund. Each receives compensation for his or her services as described below. As of January 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over a portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to five years for the comparison to a Lipper peer group, and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Advisor International Capital Appreciation is based on the fund's pre-tax investment performance measured against the MSCI All Country World ex US Index (net MA tax), the fund's pre-tax investment performance within the Lipper International Objective, and the fund's pre-tax investment performance within the Morningstar Foreign Large Cap Blend, Foreign Large Cap Value and Foreign Large Cap Growth Categories.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

ACOM10B-06-03 April 30, 2006
1.734041.123

The following table provides information relating to other accounts managed by Mr. Jenkins as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,271	$ 1,163	$ 9
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 626	none	none

* Includes Advisor International Capital Appreciation ($556 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2006, the dollar range of shares of Advisor International Capital Appreciation beneficially owned by Mr. Jenkins was none.

The following table provides information relating to other accounts managed by Mr. Bower as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	6	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 38,032	$ 667	$ 975
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 37,387	none	none

* Includes Advisor International Capital Appreciation ($556 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2006, the dollar range of shares of Advisor International Capital Appreciation beneficially owned by Mr. Bower was none.

The following table provides information relating to other accounts managed by Ms. Dobkin as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	6	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 13,171	$ 667	$ 975
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 626	none	none

* Includes Advisor International Capital Appreciation ($556 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2006, the dollar range of shares of Advisor International Capital Appreciation beneficially owned by Ms. Dobkin was none.

The following table provides information relating to other accounts managed by Mr. Kennedy as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	7	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 6,819	$ 1,309	$ 975
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 6,175	none	none

* Includes Advisor International Capital Appreciation ($556 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2006, the dollar range of shares of Advisor International Capital Appreciation beneficially owned by Mr. Kennedy was none.

The following information replaces similar information found in the "Management Contracts" section beginning on page 82.

Darren Maupin is the portfolio manager of Advisor Europe Capital Appreciation Fund and receives compensation for his services. As of January 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Advisor Europe Capital Appreciation is based on the pre-tax investment performance of the fund measured against the MSCI Europe Index (net MA tax), and the pre-tax investment performance of the fund within the Morningstar Europe Stock Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Maupin as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 581	$ 46	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 551	none	none

* Includes Advisor Europe Capital Appreciation ($30 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2006, the dollar range of shares of Advisor Europe Capital Appreciation beneficially owned by Mr. Maupin was none.

The following information replaces similar information found in the "Management Contracts" section beginning on page 83.

Michael Jenkins is the lead manager of Advisor Global Equity and receives compensation for his services. William Bower, Penny Dobkin, Brian Hogan, William Kennedy, Harry Lange and Peter Saperstone are co-managers of the fund and each receives compensation for his or her services as described below. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over a portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to five years for the comparison to a Lipper peer group, and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Advisor Global Equity is based on the fund's pre-tax investment performance measured against the MSCI World Index (Net MA Tax), the fund's pre-tax investment performance (based on the performance of the fund's Institutional Class) within the Lipper Global Objective, and the fund's pre-tax investment performance (based on the performance of the fund's Institutional Class) within the Morningstar World Stock Category.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may also be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Jenkins as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 57	none	$ 9
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Global Equity ($57 (in millions) assets managed).

As of December 31, 2005, the dollar range of shares of Advisor Global Equity beneficially owned by Mr. Jenkins was none.

The following table provides information relating to other accounts managed by Mr. Bower as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 33,151	$ 205	$ 921
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 33,094	none	none

* Includes Advisor Global Equity ($57 (in millions) assets managed).

As of December 31, 2005, the dollar range of shares of Advisor Global Equity beneficially owned by Mr. Bower was none.

The following table provides information relating to other accounts managed by Ms. Dobkin as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 10,649	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Global Equity ($57 (in millions) assets managed).

As of December 31, 2005, the dollar range of shares of Advisor Global Equity beneficially owned by Ms. Dobkin was none.

The following table provides information relating to other accounts managed by Mr. Hogan as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,063	$ 1,175	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 213	none	none

* Includes Advisor Global Equity ($57 (in millions) assets managed).

As of December 31, 2005, the dollar range of shares of Advisor Global Equity beneficially owned by Mr. Hogan was none.

The following table provides information relating to other accounts managed by Mr. Kennedy as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,746	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,689	none	none

* Includes Advisor Global Equity ($57 (in millions) assets managed).

As of December 31, 2005, the dollar range of shares of Advisor Global Equity beneficially owned by Mr. Kennedy was none.

The following table provides information relating to other accounts managed by Mr. Lange as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	2	4
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 51,238	$ 1,475	$ 1,078
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 51,181	none	none

* Includes Advisor Global Equity ($57 (in millions) assets managed).

As of December 31, 2005, the dollar range of shares of Advisor Global Equity beneficially owned by Mr. Lange was none.

The following table provides information relating to other accounts managed by Mr. Saperstone as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 10,531	none	$ 155
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Global Equity ($57 (in millions) assets managed).

As of December 31, 2005, the dollar range of shares of Advisor Global Equity beneficially owned by Mr. Saperstone was none.